Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 196	$ 567
Restricted cash	17	21
Inventory (note 15)	781	790
Derivative instruments (notes 16 and 17)	115	174
Regulatory assets (note 7)	595	339
Receivables and other current assets (note 19)	1,811	1,817
Assets held for sale (note 4)	173	0
Total current assets	3,688	3,708
Property, plant and equipment ("PP&E"), net of accumulated depreciation and amortization of $10,442 and $9,994, respectively (note 21)	26,168	24,376
Other assets
Deferred income taxes (note 11)	392	208
Derivative instruments (notes 16 and 17)	51	66
Regulatory assets (note 7)	2,832	2,766
Net investment in direct finance and sales type leases (note 20)	610	621
Investments subject to significant influence (note 8)	654	1,402
Goodwill (note 23)	5,858	5,871
Other long-term assets (note 33)	538	462
Assets held for sale (note 4)	2,160	0
Total other assets	13,095	11,396
Total assets	42,951	39,480
Current liabilities
Short-term debt (note 24)	1,400	1,433
Current portion of long-term debt (note 26)	234	676
Accounts payable	1,992	1,454
Derivative instruments (notes 16 and 17)	526	386
Regulatory liabilities (note 7)	262	168
Other current liabilities (note 25)	489	427
Liabilities associated with assets held for sale (note 4)	212	0
Total current liabilities	5,115	4,544
Long-term liabilities
Long-term debt (note 26)	18,173	17,689
Deferred income taxes (note 11)	2,331	2,352
Derivative instruments (notes 16 and 17)	91	118
Regulatory liabilities (note 7)	1,618	1,604
Pension and post-retirement liabilities (note 22)	274	265
Other long-term liabilities (notes 8 and 27)	910	820
Liabilities associated with assets held for sale (note 4)	1,148	0
Total long-term liabilities	24,545	22,848
Equity
Common stock (note 12)	9,042	8,462
Cumulative preferred stock (note 29)	1,422	1,422
Contributed surplus	84	82
Accumulated other comprehensive income ("AOCI") (note 14)	1,261	305
Retained earnings	1,468	1,803
Total Emera Incorporated equity	13,277	12,074
NCI (note 30)	14	14
Total equity	13,291	12,088
Total liabilities and equity	42,951	39,480
Commitments and contingencies (note 28)